NAME OF REGISTRANT:
TEMPLETON GROWTH FUND, INC.
File No. 811-04892

EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws


TEMPLETON GROWTH FUND, INC.

ARTICLES SUPPLEMENTARY TO
ARTICLES OF INCORPORATION



Templeton Growth Fund, Inc., a Maryland corporation
 having its principal office in
Baltimore, Maryland (the "Corporation"), hereby certifies in accordance with Section 2-208 and Section 2-208.1 of the Maryland General Corporation Law, to the Department of Assessments
 and Taxation of the State of Maryland that:

FIRST: 	The Corporation  is registered as
an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

SECOND: 	Immediately  prior to the effectiveness of
these Articles Supplementary, the Corporation had authority to issue a total of Two Billion Four Hundred Million (2,400,000,000) shares of Common Stock, par value of$0.01 per share, having an aggregate par value of twenty-four million dollars ($24,000,000), of which the Board of Directors of the Corporation (the "Board") had classified:

(i) 	One Billion Five Hundred Million (1,500,000,000) shares
as "Templeton  Growth
Fund, Inc.  Class A" shares of Common Stock;

(ii) Ten Million (10,000,000) shares as "Templeton Growth Fund, Inc. Class B" shares of Common Stock;

(iii) Three Hundred Million (300,000,000) shares as "Templeton Growth Fund, Inc.Class C1" shares of Common Stock;

(iv) Four Hundred Million (400,000,000) shares as "Templeton Growth Fund, Inc. Advisor Class" shares of Common Stock;

(v)   One Hundred Million (100,000,000) shares as
 "Templeton  Growth Fund, Inc. Class R" shares of Common Stock; and

(vi)  Ninety Million (90,000,000) shares
 as "Templeton  Growth Fund, Inc. Class R6" shares of Common Stock.

THIRD: 	The Board, at a meeting held on February 27, 2018
(the "Meeting"), adopted resolutions (i) increasing the aggregate number of shares of Common Stock that the Corporation has authority to issue from Two Billion Four Hundred Million
 (2,400,000,000) to Two Billion Seven Hundred Million (2,700,000,000) shares, (ii) designating, as a new class of shares of Common Stock, the "Templeton Growth Fund, Inc. Class C" shares of Common Stock, and (iii) classifying and allocating
Three Hundred Million (300,000,000) shares of authorized, unissued and unclassified Common Stock to the "Templeton Growth Fund, Inc. Class C" shares of Common Stock (the "Class C shares").

FOURTH: 	From and after the Effective Time (as hereinafter defined),
 as supplemented hereby, the Corporation's charter authorizes the issuance of Two Billion Seven Hundred
Million (2,700,000,000) shares of Common Stock,
 par value $0.01 per share, having an aggregate par value of twenty-seven million dollars ($27,000,000), of which the Board has classified:

(i) 	One Billion Five Hundred Million (1,500,000,000) shares
 as "Templeton  Growth
Fund, Inc.  Class A" shares of Common Stock;

(ii)   Ten Million (10,000,000) shares
as "Templeton  Growth Fund, Inc. Class B" shares of Common Stock;

(iii) Three Hundred Million (300,000,000) shares as "Templeton Growth Fund, Inc. Class C" shares of Common Stock;

(iv) Four Hundred Million (400,000,000) shares as "Templeton Growth Fund, Inc. Advisor Class" shares of Common Stock;

(v) One Hundred Million (100,000,000) shares as "Templeton Growth Fund, Inc. Class
R" shares of Common Stock;

(vi) Ninety Million (90,000,000) shares
as Templeton Growth Fund, Inc. Class R6" shares of Common Stock; and

(vii) Three Hundred Million (300,000,000) shares as "Templeton Growth Fund, Inc. Class C1" shares of Common Stock.

FIFTH: 	The Class C shares shall represent proportionate interests in the same portfolio of investments as the existing classes of Common Stock of the Corporation and shall have the same preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption as the existing classes of shares of Common Stock of the Corporation, all as set forth in the charter of the Corporation except for the differences described therein and except that:

At such times as may be determined by the Board in compliance with the 1940 Act and as set forth in the registration statement on Form N-1A filed with the Securities and Exchange Commission relating to the Class C shares, as such registration statement may be amended from time to time (the "Registration Statement"), each Class C share shall convert automatically, and without any action or choice on the part of the holder thereof, into
 Templeton Growth Fund, Inc. Class A shares (the "Class A shares") based on the relative net asset values of such classes at the time of conversion.  To the extent determined by the Board, the terms and conditions of such conversion may vary within and among the holders of the Class C shares. Unless otherwise determined by the Board, for the purposes of calculating the holding period required for any such conversion, the date of issuance of a Class C share shall mean
(i) in the case of a Class C share obtained by the holder thereof through an original subscription to the Corporation for the Class C share, the date of the issuance of such Class C share, or
(ii) in the case of a Class C share obtained by the holder thereof through an exchange, or through a series of exchanges, from another investment company, or from the conversion of a share of another class of Common Stock of the Corporation into a Class C share, the date of issuance of the share of the investment company or the date of issuance of the share of the class of the Corporation to which the holder originally subscribed. On any date of conversion, the Class C shares converted into Class A shares will no longer be deemed outstanding and the rights of the holders thereof (except the right to (i) receive the number of Class A shares into which Class C shares have been converted,
(ii) receive declared but unpaid dividends to the date of conversion or such other date set forth in the Registration Statement and
(iii) vote converting Class C shares held as of any record date occurring on or before the Conversion Date and theretofore set with respect to any meeting held after the Conversion Date) will cease.
  Certificates representing Class A shares resulting from the conversion will not be issued.

SIXTH:             The Board, acting at a meeting duly called and held,
 duly authorized and adopted resolutions designating and reclassifying the capital stock of the Corporation as set forth in these Articles Supplementary, pursuant to the authority contained in the charter of the Corporation.

SEVENTH:   These Articles Supplementary shall become effective
at 8:01 a.m. Eastern
Time on July 6, 2018 (the "Effective  Time").

IN WITNESS WHEREOF, the Corporation has caused these Articles Supplementary to be signed in its name and on its behalf by its undersigned authorized officers who acknowledge that these Articles Supplementary are the act of the Corporation, that to the best of their knowledge, information and belief, the matters and facts set forth herein relating to the authorization and approval of these Articles Supplementary are true in all material respects, and that this statement is made under the penalties of perjury.

Presented and witnessed on this 2nd day of July, 2018.



ATTEST:						TEMPLETON GROWTH FUND, INC.



/s/ Lori A. Weber
/s/ Kimberly H. Novotny
Name: Lori A. Weber					Name: Kimberly H. Novotny
Position: Secretary and Vice President			Position: Vice President